Financial Instruments Financial Instruments (Policies)	12 Months Ended
Dec. 28, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives, Policy	We do not use derivative instruments for trading or speculative purposes. Our global purchasing programs include fixed-price contracts and purchase orders and pricing agreements.
Our hedging strategies include the use of derivatives and non-derivative debt instruments. Certain derivatives are designated as either cash flow, fair value or net investment hedges and qualify for hedge accounting treatment, while others do not qualify and are marked to market through earnings. The accounting for qualifying hedges allows changes in a hedging instrument’s fair value to offset corresponding changes in the hedged item in the same reporting period that the hedged item impacts earnings. Gains or losses on derivatives designated as cash flow and net investment hedges are recorded in accumulated other comprehensive loss within common shareholders’ equity and reclassified to our income statement when the hedged transaction affects earnings for cash flow hedges and when the hedged foreign operation is either sold or substantially liquidated for net investment hedges. If it becomes probable that the hedged transaction will not occur, we immediately recognize the related hedging gains or losses in earnings; there were no such gains or losses reclassified during the year ended December 28, 2024.
Cash flows from derivatives used to manage commodity price, foreign exchange or interest rate risks are classified as operating activities in the cash flow statement. We classify both the earnings and cash flow impact from these derivatives consistent with the underlying hedged item. Cash flows associated with the settlement of derivative instruments designated as net investment hedges of foreign operations are classified within investing activities.
Credit Risk
We perform assessments of our counterparty credit risk regularly, including reviewing netting agreements, if any, and a review of credit ratings, credit default swap rates and potential nonperformance of the counterparty. Based on our most recent assessment of our counterparty credit risk, we consider this risk to be low. In addition, we enter into derivative contracts with a variety of financial institutions that we believe are creditworthy in order to reduce our concentration of credit risk.